December 23, 1999

                 Dreyfus Premier California Municipal Bond Fund
                            Supplement to Prospectus
                               Dated June 1, 1999
                           As Revised, August 10, 1999

     Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

     Right of Accumulation: lets you add the value of any Class A, Class B or Class C shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

     Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from one Dreyfus fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

     Dreyfus Auto-Exchange Privilege: for making regular exchanges from one Dreyfus fund into another Dreyfus fund or certain Founders-advised funds.

     Exchange Privilege: you can exchange shares worth $500 or more from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                              December 23, 1999

                 Dreyfus Premier California Municipal Bond Fund
                Supplement to Statement of Additional Information
                               Dated June 1, 1999
                           As revised, August 10, 1999

        Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "How to Buy Shares--Right of Accumulation - Class A Shares."

       Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by the Manager or Founders Asset Management LLC ("Founders"), an affiliate of the Manager, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Fund Exchanges."

      Clients of certain Service Agents may purchase, in exchange for Class A, Class B or Class C shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence.

      Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Dreyfus Auto-Exchange Privilege."

     Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Class A, Class B or Class C shares of the Series, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.

      Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Dreyfus Dividend Options."

     Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.